Offerings	Oct. 22, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Units, each consisting of one Class A ordinary share, $0.0001 par value per share, and one right to receive one-fourth (1/4) of one Class A ordinary share
Amount Registered | shares	17,250,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 172,500,000.00
Amount of Registration Fee	$ 23,822.25
Offering Note	Includes 1,500,000 units issuable upon exercise of the underwriters’ over-allotment option. Each unit consists of one Class A ordinary share, $0.0001 par value per share, and one right to receive one-fourth (1/4) of one Class A ordinary share upon the consummation of the registrant’s initial business combination. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended (the “Securities Act”). Pursuant to Rule 416(a) under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share sub-divisions, share capitalizations or similar transactions.

The registrant previously registered 17,250,000 units (including 2,250,000 units subject to the underwriter’s over-allotment option). The registrant has subsequently reduced the number of units being offered to 11,500,000 units (including 1,500,000 units subject to the underwriter’s over-allotment option).
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares included as part of the units
Amount Registered | shares	17,250,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note	Included as part of the units registered hereby. No separate registration fee required pursuant to Rule 457(g) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Rights included as part of the units
Amount Registered | shares	17,250,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note	Included as part of the units registered hereby. No separate registration fee required pursuant to Rule 457(g) under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares underlying the rights included as part of the units
Amount Registered | shares	4,312,500
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 43,125,000.00
Amount of Registration Fee	$ 5,955.56
Offering Note	Represents the Class A ordinary shares issuable upon conversion of the rights included in the units registered hereby (including the units issuable upon exercise of the underwriters’ over-allotment option), at the rate of one-fourth (1/4) of one Class A ordinary share per right. No fractional shares will be issued upon conversion of the rights. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act, based on the initial public offering price of the units.

The registrant previously registered 4,312,500 Class A ordinary shares underlying the rights included in the units being offered. The registrant has subsequently reduced the number of units being offered to 11,500,000 units (including 1,500,000 units subject to the underwriter’s over-allotment option), and, as a result, the number of Class A ordinary shares underlying the rights being offered was reduced to 2,875,000 Class A ordinary shares.
Offering: 5
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Representative Shares (Class A ordinary shares issuable to the representative of the underwriters)
Amount Registered | shares	517,500
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 5,175,000.00
Amount of Registration Fee	$ 714.67
Offering Note	Represents Class A ordinary shares issuable to Maxim Group LLC (“Maxim”), the representative of the underwriters, and/or its designees, in connection with the initial public offering for no cash consideration, assuming full exercise of the underwriters’ over-allotment option. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act, based on the initial public offering price of the units.

The registrant has subsequently reduced the number of Class A ordinary shares issuable to Maxim to 402,500 Class A ordinary shares.